Shareholder Report, Holdings (Details)_5	Jun. 30, 2024
Initial Class | Non-U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	56.10%
Initial Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Initial Class | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Initial Class | U.S. Government Agency Obligations and Instrumentalities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Initial Class | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Service Class | Non-U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	56.10%
Service Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Service Class | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Service Class | U.S. Government Agency Obligations and Instrumentalities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Service Class | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%